Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Property and equipment, net
Total		¥ 98,945			¥ 114,565
Less: Accumulated depreciation		(49,936)			(79,224)
Property and equipment, net		49,009		$ 5,140	35,341
Depreciation expenses	¥ 29,288	26,132	¥ 15,537
Computers and equipment
Property and equipment, net
Total		55,502			61,180
Leasehold improvement
Property and equipment, net
Total		35,807			43,360
Furniture and fixtures
Property and equipment, net
Total		¥ 7,636			9,797
Vehicle
Property and equipment, net
Total					¥ 228